Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories
Finished goods	€ 1,362,872	€ 1,251,141
Healthcare supplies	441,137	413,453
Raw materials and purchased components	368,694	329,299
Work in process	159,145	146,878
Inventories	€ 2,331,848	€ 2,140,771